Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 80,408	$ 62,242	$ 159,019	$ 123,211
Net income/ (loss)	26,362	(2,804)	46,396	(15,622)
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	18,350	15,695	35,053	31,352
Net income/ (loss)	5,394	(679)	11,706	(1,416)
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	10,765	8,450	19,860	17,109
Net income/ (loss)	$ (1,069)	$ (2,632)	$ (4,800)	$ (5,063)